Long-Term Debt (Details Textual) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands									12 Months Ended
	Jun. 14, 2019	Nov. 07, 2018	Nov. 05, 2018	Aug. 03, 2018	Jul. 26, 2018	Jul. 20, 2018	Jul. 18, 2018	Feb. 28, 2018	Mar. 31, 2020	Mar. 31, 2019	Mar. 27, 2020	Oct. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	Jan. 16, 2019	Dec. 28, 2018	Jul. 02, 2018	Jan. 10, 2017
Long-Term Debt (Textual)
Bearing interest rate														1.00%
Interest expense										$ 486
Debt instrument, maturity date									Jul. 30, 2020
Secured convertible promissory note - Ecoark Holdings [Member]
Long-Term Debt (Textual)
Bearing interest rate																		10.00%
Principal amount																		$ 500
Accrued interest																	$ 11
Interest expense									$ 0	12
Credit facility - Trend Discovery SPV 1, LLC [Member]
Long-Term Debt (Textual)
Bearing interest rate																12.00%
Principal amount									2,525
Accrued interest									290
Interest expense									$ 286	$ 35
Credit facility amount																$ 10,000
Debt description									The Company is able to request draws from the lender up to $1,000 with a cap of $10,000, including the $1,000 advanced on December 28, 2018 and an additional $350 advanced through March 31, 2019, resulting in a balance of $1,350 at March 31, 2019.
Additional debt amount									$ 1,137
Commitment fees									38
Notes payable									$ 2,525
Dept percentage									3.50%
Arrangement fee									$ 300
Common stock issuance										3,855
Common stock per share										$ 0.59
Gain on conversion amount										$ 541
Senior secured bridge loan - Banner Midstream [Member]
Long-Term Debt (Textual)
Accrued interest									48
Secured bridge loan									2,222
Bridge loan debt discount									132
Assumed acquisition									$ 39
Note payable - LAH 1 [Member]
Long-Term Debt (Textual)
Bearing interest rate									10.00%
Accrued interest									$ 22		$ 22
Note payable - LAH 2 [Member]
Long-Term Debt (Textual)
Bearing interest rate									10.00%
Accrued interest									$ 22		22
Note payable - Banner Midstream 1 [Member]
Long-Term Debt (Textual)
Bearing interest rate															10.00%
Accrued interest									40		39
Note payable - Banner Midstream 2 [Member]
Long-Term Debt (Textual)
Bearing interest rate													10.00%	10.00%
Accrued interest									30		29
Note payable - Banner Midstream 3 [Member]
Long-Term Debt (Textual)
Bearing interest rate												10.00%
Accrued interest									24		$ 23
Merchant Cash Advance (MCA) loan - Banner Midstream 1 [Member]
Long-Term Debt (Textual)
Accrued interest									$ 141
Debt description									The Company assumed $368 of this note along with accrued interest of $144. A total of $7 of principal and $3 of accrued interest was paid between March 28, 2020 and March 31, 2020.
MCA loan - Banner Midstream 2 [Member]
Long-Term Debt (Textual)
Accrued interest									$ 68
Debt description									The Company assumed $181 of this note along with accrued interest of $70. A total of $6 of principal and $2 of accrued interest was paid between March 28, 2020 and March 31, 2020.
MCA loan - Banner Midstream 3 [Member]
Long-Term Debt (Textual)
Accrued interest									$ 12
Debt description									The Company assumed $69 of this note along with accrued interest of $21. A total of $2 of principal and $1 of accrued interest was paid between March 28, 2020 and March 31, 2020.
Note payable - Banner Midstream - Alliance Bank [Member]
Long-Term Debt (Textual)
Bearing interest rate									4.95%
Principal amount									$ 1,239
Bridge loan debt discount									$ 16
Debt instrument, maturity date	Apr. 14, 2020								Apr. 14, 2025
Commercial loan - Pinnacle Frac - Firstar Bank [Member]
Long-Term Debt (Textual)
Bearing interest rate								4.50%
Debt instrument, maturity date								Jul. 28, 2020
Auto loan 1 - Pinnacle Vac - Firstar Bank [Member]
Long-Term Debt (Textual)
Bearing interest rate									6.50%
Notes payable						$ 56
Debt instrument, maturity date						Jul. 20, 2023
Auto loan 2 - Pinnacle Frac - Firstar Bank [Member]
Long-Term Debt (Textual)
Bearing interest rate									6.50%
Notes payable				$ 73
Debt instrument, maturity date				Aug. 03, 2023
Auto loan 3 - Pinnacle Vac - Ally Bank [Member]
Long-Term Debt (Textual)
Bearing interest rate									9.00%
Notes payable							$ 56
Debt instrument, maturity date							Aug. 17, 2024
Auto loan 4 - Pinnacle Vac - Ally Bank [Member]
Long-Term Debt (Textual)
Bearing interest rate									7.99%
Notes payable					$ 54
Debt instrument, maturity date					Sep. 09, 2024
Auto loan 5 - Pinnacle Vac - Ally Bank [Member]
Long-Term Debt (Textual)
Bearing interest rate									7.99%
Notes payable					$ 54
Debt instrument, maturity date					Sep. 09, 2024
Auto loan 6 - Capstone - Ally Bank [Member]
Long-Term Debt (Textual)
Notes payable			$ 140
Debt instrument, maturity date			Nov. 05, 2021
Auto loan 6 - Capstone - Ally Bank [Member] | Minimum [Member]
Long-Term Debt (Textual)
Bearing interest rate									6.89%
Auto loan 6 - Capstone - Ally Bank [Member] | Maximum [Member]
Long-Term Debt (Textual)
Bearing interest rate									7.87%
Tractor loan 7 - Capstone - Tab Bank [Member]
Long-Term Debt (Textual)
Bearing interest rate									10.25%
Notes payable		$ 301
Debt instrument, maturity date		Nov. 22, 2023
Equipment loan - Shamrock - Workover Rig [Member]
Long-Term Debt (Textual)
Bearing interest rate									5.00%
Accrued interest									$ 5